CONSOLIDATED STATEMENTS OF CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY - (Parenthetical) - USD ($) $ in Thousands		9 Months Ended	12 Months Ended
	Jan. 14, 2019	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Convertible Preferred Stock
Stock issuance cost				$ 169
Series E Preferred Stock
Stock issuance cost	$ 100	$ 124	$ 124
Series E1 Preferred Stock
Stock issuance cost	$ 20	$ 22	$ 22